Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss Per Share Description [Abstract]
LOSS PER SHARE

NOTE 19 – LOSS PER SHARE:

Loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and loss for the period as follows:

	Year ended December 31, 2021	Year ended December 31, 2020 *	Year ended December 31, 2019 *

Loss for the year attributable to shareholders	(14,758)	(12,536)	(15,013)
Weighted average number of ordinary shares	11,355,848	7,352,460	4,305,555
Basic and diluted loss per share	$(1.30)	$(1.70)	$(3.49)

*	After giving effect to the reverse stock split (see also Note 14B)